Note 4 - Accounts Receivable (Details) - Allowance for Doubtful Accounts (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts [Abstract]0
Balance at Beginning of Period	$ 108,750	$ 109,000	$ 39,000	$ 5,000
Provisions, net	89,325	485,000	34,000
Write-off/Recovery	108,750	109,000	39,000	5,000
Balance at End of Period	$ 142,000	$ 415,000